Employee Benefit Arrangements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Arrangements
Employee Benefit Arrangements

Pension, Other Postretirement Benefit Plans and Other Benefit Plans

ING U.S., Inc.'s subsidiaries maintain both qualified and non-qualified defined benefit pension plans (the “Plans”). The qualified plans generally cover all employees. The non-qualified plans cover certain employees and sales representatives who meet specified eligibility requirements. Prior to January 2012, certain participants earned benefits under a final average pension formula using compensation and length of service to determine the accrued pension benefit. Effective January 1, 2012, all participants earned benefits under a cash balance pension formula that provides a benefit credit equal to 4% of eligible compensation of the participant.

In addition to providing qualified retirement benefit plans, the Company provides certain supplemental retirement benefits to eligible employees, non-qualified pension plans for insurance sales representatives who have entered into a career agent agreement and certain other individuals. These plans are non-qualified defined benefit plans which means all benefits are payable from the general assets of the sponsoring company. The Company also offers deferred compensation plans for eligible employees, eligible career agents and certain other individuals who meet the eligibility criteria.

ING U.S., Inc.'s subsidiaries also provide other post-employment and post-retirement employee benefits to certain employees. These are primarily post-retirement healthcare and life insurance benefits to retired employees and other eligible dependents and post-employment/pre-retirement plans provided to employees and former employees.

The components of net periodic benefit cost were as follows for the periods indicated:

	Three Months Ended March 31,
	2013	2012	2013	2012
	Pension Plans		Other Postretirement Benefits
Net Periodic (Benefit) Costs:
Service cost	$11.3	$9.8	$—	$—
Interest cost	22.1	22.5	0.4	0.3
Expected return on plan assets	(25.3)	(22.5)	—	—
Amortization of prior service cost (credit)	(2.6)	(3.0)	(0.9)	(0.8)
Net periodic (benefit) costs	$5.5	$6.8	$(0.5)	$(0.5)

Defined Contribution Plans

Certain of the Company’s subsidiaries sponsor defined contribution plans. The largest defined contribution plan is the ING Americas Savings Plan and ESOP ("The Savings Plan"). Substantially all employees of the Company are eligible to participate, other than the Company’s agents. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax and/or after-tax basis, subject to IRS limits. The Company matches such pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule.

Employee Benefit Arrangements

Pension, Other Postretirement Benefit Plans and Other Benefit Plans

ING U.S., Inc.'s subsidiaries maintain both qualified and non-qualified defined benefit pension plans (the “Plans”). These plans generally cover all employees and certain sales representatives who meet specified eligibility requirements. Pension benefits are based on a formula using compensation and length of service of employees at retirement. Annual contributions are paid to the Plans at a rate necessary to adequately fund the accrued liabilities of the Plans calculated in accordance with legal requirements. The Plans comply with applicable regulations concerning investments and funding levels.

The ING Americas Retirement Plan (the "Retirement Plan") is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company. For participants in the Retirement Plan as of December 31, 2012, there will be a two-year transition period from the Retirement Plan’s current FAP formula to the cash balance pension formula. Due to ASC Topic 715 requirements, the accounting impact of the change in the Retirement Plan was recognized upon the sponsoring company's approval November 10, 2011, resulting in an $83.6 decrease to the benefit obligation.

In addition to providing qualified retirement benefit plans, the Company provides certain supplemental retirement benefits to eligible employees, non-qualified pension plans for insurance sales representatives who have entered into a career agent agreement and certain other individuals. These plans are non-qualified defined benefit plans which means all benefits are payable from the general assets of the sponsoring company.

The Company also offers deferred compensation plans for eligible employees, eligible career agents and certain other individuals who meet the eligibility criteria. The Company’s deferred compensation commitment for employees is recorded on the Consolidated Balance Sheets in Other liabilities and totaled $268.8 and $268.2 for the years ended December 31, 2012 and 2011, respectively.

ING U.S., Inc.'s subsidiaries also provide other post-employment and post-retirement employee benefits to certain employees. These are primarily post-retirement healthcare and life insurance benefits to retired employees and other eligible dependents and post-employment/pre-retirement plans provided to employees and former employees.

On June 14, 2012, the Company announced an agreement with Cognizant Technology Solutions U.S. Corporation ("Cognizant") under which Cognizant will provide business processing and operations services related to the Company. Under the terms of the seven-year agreement, Cognizant made offers of employment to more than 1,000 employees of the Company in Minot, North Dakota and Des Moines, Iowa. Based on an actuarial estimate using the Retirement Plan assets and obligations, the Company recognized a remeasurement loss of $115.2 resulting from the revaluation of the Retirement Plan's assets and obligations, partially offset by a $6.9 curtailment gain. The net loss before income taxes was $108.3 and was recognized on the date the employees transitioned to Cognizant, which was on August 16, 2012.

Obligations, Funded Status and Net Periodic Benefit Costs

The following tables set forth a reconciliation of beginning and ending balances of the benefit obligation and fair value of plan assets, as well as the funded status of the Company's defined benefit pension and postretirement healthcare benefit plans for the years ended December 31, 2012 and 2011:

	Pension Plans		Other Postretirement Benefits
	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligations, January 1	$1,945.2	$1,787.7	$46.0	$55.8
Service cost	40.5	37.5	—	(2.1)
Interest cost	90.2	95.0	1.7	2.6
Plan participants' contribution	—	—	0.4	0.2
Net actuarial (gains) losses	233.0	193.0	1.7	(5.4)
Early retiree reinsurance program payments	—	—	—	0.3
Prescription drug subsidies	—	—	—	0.6
Benefits paid	(79.3)	(80.1)	(4.5)	(6.0)
Plan amendments	—	(83.6)	—	—
Settlements	—	(4.3)	—	—
Benefit obligations, December 31	2,229.6	1,945.2	45.3	46.0

Change in plan assets:
Fair value of plan net assets, January 1	1,193.5	993.6	—	—
Actual return on plan assets	155.7	111.2	—	—
Employer contributions	101.8	173.1	4.1	4.9
Plan participants' contributions	—	—	0.4	0.2
Benefits paid	(79.3)	(80.1)	(4.5)	(5.1)
Settlements	—	(4.3)	—	—
Fair value of plan net assets, December 31	1,371.7	1,193.5	—	—
Unfunded status at end of year (1)	$(857.9)	$(751.7)	$(45.3)	$(46.0)
(1) Funded status is not indicative of the Company's ability to pay ongoing pension benefits or of its obligation to fund retirement trusts. Required pension funding is determined in accordance with Employee Retirement Income Security Act regulations.

Amounts recognized on the Consolidated Balance Sheets and AOCI were as follows as of December 31, 2012 and 2011:

	Pension Plans		Other Postretirement Benefits
	2012	2011	2012	2011
Amounts recognized in the Consolidated Balance Sheets consist of:
Accrued benefit cost	$(857.9)	$(751.7)	$(45.3)	$(46.0)
Net amount recognized	$(857.9)	$(751.7)	$(45.3)	$(46.0)

Accumulated other comprehensive loss (income):
Prior service cost (credit)	$(63.0)	$(81.0)	$(28.3)	$(31.7)
Tax effect	22.0	28.3	9.9	11.1
Accumulated other comprehensive loss (income), net of tax	$(41.0)	$(52.7)	$(18.4)	$(20.6)

Information for pension and other postretirement benefit plans with a projected benefit obligation and an accumulated benefit obligation in excess of plan assets was as follows as of December 31, 2012 and 2011:

	Pension Plans		Other Postretirement Benefits
	2012	2011	2012	2011
Projected benefit obligation	$2,229.6	$1,945.2	$45.3	$46.0
Accumulated benefit obligation	2,218.5	1,929.3	N/A	N/A
Fair value of plan assets	1,371.7	1,193.5	—	—

Components of Periodic Net Benefit Cost

Net periodic pension cost and net periodic other postretirement benefit plan cost consist of the following:

▪	Service Cost: Service cost represents the increase in the projected benefit obligation as a result of benefits payable to employees on service rendered during the current year.

▪	Interest Cost (on the Liability): Interest cost represents the increase in the amount of projected benefit obligation at the end of each year due to the time value adjustment.

▪	Expected Return on Plan Assets: Expected return on plan assets represents the anticipated return earned by the pension fund assets in a given year.

▪
Net Loss (Gain) Recognition: Actuarial gains and losses occur as a result of differences between actual and expected experience on pension plan assets or projected benefit obligation during a given period. The Company immediately recognizes actuarial losses (gains) on the qualified and nonqualified retirement plans as well as the other postretirement benefit plans.

▪
Amortization of Prior Service Cost: This cost represents the recognition of increases or decreases in pension (other postretirement) benefit obligation as a result of changes in plans or initiation of new plans. The increases or decreases in obligation are recognized in AOCI at the time of the particular amendment. The costs are then amortized to pension (other postretirement benefit) expense over the expected service years of the covered employees.

The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss) were as follows for the years ended December 31, 2012, 2011 and 2010:

	Pension Plans			Other Postretirement Benefits
	2012	2011	2010	2012	2011	2010
Net Periodic (Benefit) Costs:
Service cost	$40.5	$37.5	$38.7	$—	$(2.1)	$—
Interest cost	90.2	95.0	93.2	1.7	2.6	2.7
Expected return on plan assets	(92.6)	(81.6)	(70.3)	—	—	—
Amortization of prior service cost (credit)	(11.1)	(1.3)	0.4	(3.4)	(3.4)	(4.4)
(Gain) loss recognized due to curtailments	(6.9)	—	3.5	—	—	—
Net loss (gain) recognition	170.0	163.3	45.4	1.9	(5.5)	(1.4)
Net periodic (benefit) costs	190.1	212.9	110.9	0.2	(8.4)	(3.1)
Other Changes in Plan Assets and Benefit Obligations Recognized in AOCI:
Prior service cost (credit)	—	(83.6)	—	—	—	—
Amortization of prior service (credit) cost	11.1	1.3	(0.4)	3.4	3.4	4.4
The effect of any curtailment or settlement	6.9	—	(0.1)	—	—	—
Total recognized in AOCI	18.0	(82.3)	(0.5)	3.4	3.4	4.4
Total recognized in net periodic (benefit) costs and AOCI	$208.1	$130.6	$110.4	$3.6	$(5.0)	$1.3

The estimated prior service cost for the pension plans and other postretirement benefit plans are amortized from AOCI into net periodic (benefit) cost. Such amounts included in AOCI and expected to be recognized as components of periodic (benefit) cost in 2013 are as follows:

	Pension Plans	Other Postretirement Benefits
Amortization of prior service cost (credit)	$(10.4)	$(3.4)

Assumptions

The weighted-average assumptions used in determining benefit obligations were as follows:

	Pension Plans		Other Postretirement Benefits
	2012	2011	2012	2011
Discount rate	4.05%	4.75%	4.05%	4.75%
Rate of compensation increase	4.00%	4.00%	N/A	N/A

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan.

The weighted-average assumptions used in determining net benefit cost were as follows:

	Pension Plans			Other Postretirement Benefits
	2012	2011	2010	2012	2011	2010
Discount rate	4.59%	5.50%	6.00%	4.75%	5.50%	6.00%
Rate of compensation increase	4.00%	4.00%	3.00%	N/A	N/A	N/A
Expected rate of return on plan assets	7.50%	7.50%	8.00%	N/A	N/A	N/A

The expected return on plan assets is updated at least annually, taking into consideration the Plan’s asset allocation, historical returns on the types of assets held in the Retirement Plan's portfolio of assets ("the Fund"), and the current economic environment. Based on these factors, it is expected that the Fund’s assets will earn an average percentage per year over the long term. This estimation is based on an active return on a compound basis, with a reduction for administrative expenses and non-ING investment manager fees paid from the Fund. For estimation purposes, it is assumed the long-term asset mix will be consistent with the current mix. Changes in the asset mix could impact the amount of recorded pension income or expense, the funded status of the Plan, and the need for future cash contributions.

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical rate within the other post retirement benefit plan is 7.5%, decreasing gradually to 6.0% over the next five years with an ultimate trend rate of 5.0%.

Assumed healthcare cost trend rates may have a significant effect on the amounts reported for healthcare plans. A one-percentage point change in assumed healthcare cost trend rates would have the following effects:

	One Percentage Point Increase	One Percentage Point Decrease
Effect on the aggregate of service and interest cost components	$0.1	$(0.1)
Effect on accumulated postretirement benefit obligation	2.4	(2.1)

Plan Assets

The Retirement Plan is the only defined benefit plan with plan assets in a trust. The primary financial objective of the Retirement Plan is to secure participant retirement benefits. As such, the key objective in the Retirement Plan’s financial management is to promote stability and, to the extent appropriate, growth in funded status (i.e. the ratio of market value of assets to liabilities). The investment strategy for the Fund balances the requirement to generate returns with the need to control risk. The asset mix is recognized as the primary mechanism to influence the reward and risk structure of the Fund in an effort to accomplish the Retirement Plan’s funding objectives. Desirable target allocations amongst identified asset classes are set and within each asset class, careful consideration is given to balancing the portfolio among industry sectors, geographies, interest rate sensitivity, economic growth, currency and other factors affecting investment returns. The assets are managed by professional investment firms. They are bound by mandates and are measured against benchmarks. Consideration is given to balancing security concentration, investment style, and reliance on particular active investment strategies, among other factors. The Company reviews its asset mix of the Fund on a regular basis. Generally, the pension committee of the Company will rebalance the Fund's asset mix to the target mix as individual portfolios approach their minimum or maximum levels. However, the pension committee has the discretion to deviate from these ranges or to manage investment performance using different criteria.

Derivative contracts may be used for hedging purposes to reduce the Retirement Plan’s exposure to interest rate risk. Interest rate swaps and/or Treasury futures are used to manage the interest rate risk in the Retirement Plan’s fixed maturity portfolio. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods. The derivatives do not qualify for hedge accounting.

The Company's pension plan’s target allocation range and actual asset allocation by asset category as of December 31, 2012 and 2011 is presented in the table below:

	Actual Asset Allocation
	2012	2011
Equity securities:
Target allocation range	45%-70%	45%-70%
Large-cap domestic	29.4%	27.1%
Small/Mid-cap domestic	6.8%	7.1%
International commingled funds	12.4%	12.2%
Other	4.4%	4.4%
Total equity securities	53.0%	50.8%
Fixed maturities:
Target allocation range	25%-40%	25%-40%
U.S. Treasuries, short term investments, cash and futures	13.8%	12.8%
U.S. government agencies and authorities	5.6%	8.6%
U.S. corporate, state and municipalities	10.7%	7.9%
Foreign securities	1.1%	1.0%
Residential mortgage-backed securities	4.5%	7.1%
Commercial mortgage-backed securities	1.7%	1.3%
Other asset-backed securities	0.2%	0.5%
Total fixed maturities	37.6%	39.2%
Other investments:
Target allocation range	6%-14%	6%-14%
Hedge funds	4.5%	5.2%
Real estate	4.9%	4.8%
Total other investments	9.4%	10.0%
Total	100.0%	100.0%
The fair values of the pension plan assets as of December 31, 2012 by asset class were as follows:

	2012
	Level 1	Level 2	Level 3(1)	Total
Assets
Fixed maturities, short-term investments and cash:
Cash and cash equivalents	$21.8	$—	$—	$21.8
Short-term investment fund(2)	—	178.1	—	178.1
U.S. government securities	77.5	—	—	77.5
U.S. corporate, state and municipalities	1.1	112.8	—	113.9
Foreign securities	—	14.8	—	14.8
Residential mortgage-backed securities	—	61.4	—	61.4
Commercial mortgage-backed securities	—	22.6	—	22.6
Other asset-backed securities	—	2.6	—	2.6
Private placements	—	32.9	—	32.9
Total fixed maturities	100.4	425.2	—	525.6

Equity securities:
Large-cap domestic	402.9	—	—	402.9
Small/Mid-cap domestic	94.0	—	—	94.0
International commingled funds(3)	—	169.6	—	169.6
Limited partnerships(4)	—	—	60.8	60.8
Total equity securities	496.9	169.6	60.8	727.3

Other investments:
Real estate(5)	—	—	67.4	67.4
Limited partnerships(6)	—	—	62.2	62.2
Total other investments	—	—	129.6	129.6
Total assets	$597.3	$594.8	$190.4	$1,382.5

Liabilities
Derivatives	$10.8	$—	—	$10.8
Total Liabilities	$10.8	$—	$—	$10.8

Net, total pension assets	$586.5	$594.8	$190.4	$1,371.7
(1) Level 3 net assets accounted for 13.9% of total net assets measured at fair value on a recurring basis.
(2) This category includes common collective trust funds invested in the EB Temporary Investment Fund of The Bank of New York Mellon (“Short-term Investment Fund”). The Short-term Investment Fund is designed to provide a rate of return by investing in a full range of high-quality, short-term money market securities. Participant's redemptions in the Short-term Investment Fund may be requested by 2 p.m. eastern standard time and are processed by the following day.

(3)
International Commingled funds are comprised of two assets which use NAV to calculate fair value. Baillie Gifford Funds has a balance of $90.7 and uses a bottom up approach to stock picking. In determining the potential of a company, the fund manager analyzes industry background, competitive advantage, management attitudes and financial strength, and valuation. There are no redemption restrictions in the Baillie Gifford Funds. Silchester has a fund balance of $78.9 that has an investment objective to achieve long-term growth primarily by investing in a diversified portfolio of equity securities of companies located in any country other than the United States. Silchester clients may contribute to and redeem monies from the funds on a monthly basis as of the last business day of each month. Clients must notify Silchester at least six business days before the month-end to make a redemption request. Baillie Gifford and Silchester, as a normal course of business, enter into contracts (commitments) that contain indemnifications or warranties. The funds' maximum exposure under these arrangements is unknown, as this would involve future claims that have not yet occurred. Baillie Gifford and Silchester have no unfunded commitments.

(4) Limited partnerships are comprised of two assets which use NAV to calculate fair value. Pantheon Europe has a balance of $15.5 and Pantheon USA has a balance of $45.3. Their strategy is to create a portfolio of high quality private equity funds, operating across Europe and diversified by stage, sector, geography, manager and vintage year. For the year ended December 31, 2012, Pantheon Europe and Pantheon USA have unfunded commitments of $4.0 and $17.1, respectively, and there were no significant redemption restrictions.
(5) UBS Trumbull Property Fund ("UBS") uses the NAV to calculate fair value. UBS has a balance of $67.4 and is an actively managed core portfolio of equity real estate. The Fund has both relative and real return objectives. Its relative performance objective is to outperform the National Council of Real Estate investment Fiduciaries Open-End Diversified Core ("NFI_ODCE") index over any given three-to-five-year period. The Fund's real return performance objective is to achieve at least a 5% real rate of return (i.e., inflation-adjusted return), before advisory fees, over any given three-to-five-year period. Investors may request redemptions of all or a portion of their units as of the end of a calendar quarter by delivering written notice to the Fund at least 60 days prior to the end of the quarter.
(6) Magnitude Institutional, Ltd. ("MIL") has a balance of $62.2 and is designed to realize appreciation in value primarily through the allocation of capital directly and indirectly among investment funds and accounts.There are significant redemption restrictions in the MIL fund.

The fair values of the pension plan assets at December 31, 2011 by asset class were as follows:

	2011
	Level 1	Level 2	Level 3(1)	Total
Assets
Fixed maturities, short term investments and cash:
Cash and cash equivalents	$18.0	$—	$—	$18.0
Short-term investment fund(2)	—	134.1	—	134.1
U.S. government securities	102.7	—	—	102.7
U.S. corporate, state and municipalities	0.3	79.6	—	79.9
Foreign securities	—	12.2	—	12.2
Residential mortgage-backed securities	—	84.9	—	84.9
Commercial mortgage-backed securities	—	15.0	—	15.0
Other asset-backed securities	—	6.1	—	6.1
Private placements	—	14.3	—	14.3
Total fixed maturities	121.0	346.2	—	467.2

Equity securities:
Large-cap domestic	322.8	—	—	322.8
Small/Mid-cap domestic	84.4	—	—	84.4
International commingled funds(3)	—	146.1	—	146.1
Limited partnerships(4)	—	—	52.4	52.4
Total equity securities	407.2	146.1	52.4	605.7

Other investments:
Real estate(5)	—	—	62.0	62.0
Limited partnerships(6)	—	—	57.7	57.7
Derivatives	3.1	—	—	3.1
Total other investments	3.1	—	119.7	122.8
Total assets	$531.3	$492.3	$172.1	$1,195.7

Liabilities
Derivatives	$—	$1.4	$—	$1.4
Other	—	—	0.8	0.8
Total Liabilities	$—	$1.4	$0.8	$2.2

Net, total pension assets	$531.3	$490.9	$171.3	$1,193.5
(1) Level 3 net assets accounted for 14.4% of total net assets measured at fair value on a recurring basis.
(2) This category includes common collective trust funds invested in the Short-term Investment Fund. The Short-term Investment Fund is designed to provide a rate of return by investing in a full range of high-quality, short-term money market securities. Participants redemptions in the Short-term Investment Fund were the result of the normal course of business, the Trustee permitted redemptions in cash. In order to control liquidity and realized losses on the sale of securities in the Short-term Investment Fund, requests for cash redemptions were not permitted where participants desired to exit the Short-term investment fund.
(3) International Commingled funds are comprised of two assets which use NAV to calculate fair value. Baillie Gifford Funds has a balance of $78.9 and uses a bottom up approach to stock picking. In determining the potential of a company, the fund manager analyzes industry background, competitive advantage, management attitudes and financial strength, and valuation. There are no redemption restrictions in the Baillie Gifford Funds. Silchester has a fund balance of $67.2 that has an investment objective to achieve long-term growth primarily by investing in a diversified portfolio of equity securities of companies located in any country other than the United States. Silchester clients may contribute to and redeem moneys from the funds on a monthly basis as of the first business day of each month. Clients must notify Silchester at least six business days before the month-end to make a redemption request. Baillie Gifford and Silchester, as a normal course of business, enter into contracts (commitments) that contain indemnifications or warranties. The funds' maximum exposure under these arrangements is unknown, as this would involve future claims that have not yet occurred. Baillie Gifford and Silchester have no unfunded commitments.
(4) Limited partnerships are comprised of two assets which use NAV to calculate fair value. Pantheon Europe has a balance of $12.8 and Pantheon USA has a balance of $39.6. Their strategy is to create a portfolio of high quality private equity funds, operating across Europe and diversified by stage, sector, geography, manager and vintage year.
(5) UBS Trumbull Property Fund ("UBS") uses the NAV to calculate fair value. UBS has a balance of $62.0 and is an actively managed core portfolio of equity real estate. The Fund has both relative and real return objectives. Its relative performance objective is to outperform the NFI_ODCE index over any given three-to-five-year period. The Fund's real return performance objective is to achieve at least a 5% real rate of return (i.e., inflation-adjusted return), before advisory fees, over any given three-to-five-year period.
(6) MIL has a balance of $57.7 and is designed to realize appreciation in value primarily through the allocation of capital directly and indirectly among investment funds and accounts.

As described in the Fair Value Measurements note to these Consolidated Financial Statements, pension plan assets are categorized into a three-level fair value hierarchy based upon the inputs available in valuating each of the assets. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). The leveling hierarchy is applied to the pension plans assets as follows:

Cash and cash equivalents: The carrying amounts for cash and cash equivalents reflect the assets' fair value. The fair values for cash and cash equivalents are determined based on quoted market prices. These assets are classified as Level 1.

Short-term Investment Funds : Short term investment funds are valued by investment manager's under the provisions of ASU 2009-12 and are reported as a NAV per share in which is classified as Level 2. See subscript (5) in Fair Value Plan Assets footnote table for a description of the fund's redemption policies.

U.S. government securities and corporate bonds and notes: Fair values for actively traded marketable bonds are determined based upon quoted market prices or dealer quotes and are classified as Level 1 assets. Corporate bonds, ABS, and U.S. agency bonds use observable pricing method such as matrix pricing, market corroborated pricing or inputs such as yield curves and indices. These investments are classified as Level 2.

International Commingled Funds: Commingled funds are classified as Level 2. ASU 2009-12, “Fair Value Measurements and
Disclosures (Topic 820): Investments in certain entities that calculate Net Asset Value per Share (or its Equivalent)” paragraph 10-35-58 allows the reporting entity to categorize alternative assets as a Level 2 when there is an ability to redeem its investments with the investee at net asset value per share at the measurement date. If it is redeemable at a future date, the entity must consider the length of time in which the investment is redeemable in making the determination of the fair value hierarchy level. ASU 2009-12 was effective December 31, 2009. See subscript (3) in Fair Value Hierarchy table footnotes for description of the fund's redemption policies.

Private Placements: Private placements are classified as Level 2 because fair values are primarily determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Plan's evaluation of the borrower's ability to compete in its relevant market. Using this data, the model generates estimated market values which the Plan considers reflective of the fair value of each privately placed bond.

Equity securities: Fair values are based upon a quoted market price determined in an active market and are included in Level 1. The valuations obtained from broker-dealers are non-binding.

Real estate: Real estate is based on unobservable inputs. The fair value used relies on the investment manager's own assumptions and the use of appraisals. These investments are included in Level 3. The fair value of the investment in this category has been estimated using the NAV per share.

Limited partnerships: Limited partnerships are classified as Level 3 because of the investment manager's use of unobservable inputs in its valuation assumptions. The fair value of the investments in this category has been estimated using the NAV per share.

Derivatives: For the interest rate swaps, the fair values are derived using market observable inputs from third-party sources and are classified as Level 2. Futures contracts are based on unadjusted quoted prices from an active exchange and therefore, are classified as Level 1.

Other Liabilities: Represents the difference between the value of short-term investments as compared to the aggregate value of the collateral received under securities lending arrangements. This is classified as Level 3 since the unobservable inputs are valued by the investment manager's own assumptions.

The following table summarizes the change in fair value of the pension plan's Level 3 assets and liabilities and transfers in and out of Level 3 for the years ended December 31, 2012 and 2011:

	2012
	Fair Value as of January 1	Actual Return on Plan Assets		Purchases			Settlements	Transfers in to Level 3	Transfers out of Level 3	Fair Value as of December 31
		Held at Year-end	Sold During Year		Issuances	Sales
Other liabilities	$(0.8)	$—	$—	$—	$—	$0.8	$—	$—	$—	$—
Real estate	62.0	(0.4)	—	5.8	—	—	—	—	—	67.4
Limited partnerships	110.1	9.7	0.3	7.6	—	(4.7)	—	—	—	123.0
	$171.3	$9.3	$0.3	$13.4	$—	$(3.9)	$—	$—	$—	$190.4

	2011
	Fair Value as of January 1	Actual Return on Plan Assets		Purchases			Settlements	Transfers in to Level 3	Transfers out of Level 3	Fair Value as of December 31
		Held at Year-end	Sold During Year		Issuances	Sales
Other liabilities	$(0.9)	$—	$—	$0.1	$—	$—	$—	$—	$—	$(0.8)
Real estate	54.1	2.4	—	5.5	—	—	—	—	—	62.0
Limited partnerships	93.3	4.4	(0.1)	16.0	—	(3.5)	—	—	—	110.1
	$146.5	$6.8	$(0.1)	$21.6	$—	$(3.5)	$—	$—	$—	$171.3

Expected Future Contributions and Benefit Payments

The expected benefit payments for the Company's pension and postretirement plans to be paid for the years indicated are as follows:

	Pension Benefits	Other Postretirement Benefits Gross
2013	$96.6	$4.7
2014	97.8	4.1
2015	102.7	3.7
2016	107.2	3.2
2017	110.4	2.9
2018-2021	602.1	12.2

The Company expects that it will make a cash contribution of approximately $53.5 to the qualified and non-qualified pension plans and approximately $4.7 to other postretirement plans in 2013.

Defined Contribution Plans

Certain of the Company’s subsidiaries sponsor defined contribution plans. The largest defined contribution plan is the ING Americas Savings Plan and ESOP (the “Savings Plan”). The assets of the Savings Plan are held in independently administered funds. Substantially all employees of the Company are eligible to participate, other than the Company’s agents. The Savings Plan is a tax qualified defined contribution and stock bonus plan, which includes an employee stock ownership plan component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. The Company matches such pretax contributions, up to a maximum of 6% of eligible compensation, subject to IRS limits. All matching contributions are subject to a 4 year graded vesting schedule. All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. These plans do not give rise to balance sheet provisions, other than relating to short-term timing differences included in Other liabilities. The amount of cost recognized for the defined contribution pension plans for the years ended December 31, 2012, 2011 and 2010 was $34.4, $38.2, and $37.7, respectively, and is recorded in Operating expenses in the Consolidated Statements of Operations.